UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2005

Number of Shares or Principal Amount		Value*
Common Stocks - 89.5%
	Information - 26.1%
	Business/Consumer Software - 7.0%
563,437	Kronos (a)	25,151,828
	Labor Management Solutions
535,800	Micros Systems (a)	23,441,250
	Information Systems for Restaurants & Hotels
1,030,000	JDA Software Group (a)	15,635,400
	Applications/Software & Services for Retailers
2,030,000	Novell (a)	15,123,500
	Security & Identity Management Software
330,800	SSA Global Technologies (a)	5,822,080
	Enterprise Resource Planning (ERP) Software
344,500	MRO Software (a)	5,801,380
	Enterprise Maintenance Software
820,000	Indus International	2,189,400
	Enterprise Asset Management Software
60,000	Maximus	2,145,000
	Outsourcer For Local Government
248,500	Parametric Technology (a)	1,732,045
	Engineering Software & Services
13,100	Witness Systems (a)	273,659
	Customer Experience Management Software
		97,315,542
	Telecommunication Services - 5.2%
435,192	Alltel (Acquirer of Western Wireless)	28,335,351
	Cellular & Wireline Telephone Services
640,000	American Tower (a)	15,968,000
	Communication Towers in USA & Mexico
495,000	Crown Castle International (a)	12,191,850
	Communication Towers
268,300	Commonwealth Telephone	10,114,910
	Rural Phone Franchises & CLEC
300,000	Time Warner Telecom (a)	2,340,000
	Facilites Based End-to-End CLEC
46,000	Telephone & Data Systems	1,794,000
36,000	Telephone & Data Systems Cl. S	1,351,800
	Cellular & Wireline Telephone Services
		72,095,911
	Business Information/Business Services/Publishing - 2.4%
153,700	Getty Images (a)	13,224,348
	Photographs for Publications & Electronic Media
485,000	Ceridian (a)	10,063,750
	HR Services & Payment Processing
443,200	Navigant Consulting (a)	8,491,712
	Financial Consulting Firm
200,000	InfoUSA (a)	2,124,000
	Business Data for Sales Leads
		33,903,810
	Transaction Processors - 1.8%
273,440	Global Payments	21,251,757
	Credit Card Processor
448,000	Pegasus Systems (a)	4,023,040
	Transaction Processor for Hotel Industry
		25,274,797
	Computer Hardware/Related Systems - 1.7%
880,000	Symbol Technologies	8,518,400
	Mobile Computers & Barcode Scanners
120,000	Unova (a)	4,197,600
	Barcode & Wireless LAN Systems
81,600	Rogers (a)	3,157,920
	PCB Laminates & High Performance Foams
415,800	Seachange International (a)	2,644,488
	Systems for Video on Demand & Ad Insertion
195,000	CTS	2,359,500
	Electronic Components, Sensors & EMS
29,200	Nice Systems (a)	1,319,256
	Audio & Video Recording Solutions
50,000	Avocent (a)	1,582,000
	Computer Control Switches
301,205	SensAble Technologies, Series C Pfd. (a)(b)	150,603
1,581,292	SensAble Technologies (a)(b)	15,813
	Sensory Devices for Computer Based Sculpting
		23,945,580

1

Number of Shares or Principal Amount		Value*
	Telecommunications Equipment - 1.7%
1,915,000	Tellabs (a)	20,145,800
	Telecommunications Equipment
210,000	Andrew (a)	2,341,500
	Wireless Infrastructure Equipment
100,000	Symmetricom (a)	774,000
	Network Timing & Synchronization Devices
		23,261,300
	Semiconductors/Related Equipment - 1.4%
670,000	Entegris (a)	7,571,000
	Semiconductor Wafer Shipping & Handling Products
422,500	Integrated Device Technology (a)	4,537,650
	Communications Semiconductors
95,000	Amphenol	3,832,300
	Electronic Connectors
70,000	Littelfuse (a)	1,969,100
	Little Fuses
125,900	IXYS (a)	1,329,504
	Power Semiconductors
		19,239,554
	Instrumentation - 1.3%
145,000	Mettler Toledo (a)	7,392,100
	Laboratory Equipment
288,000	Tektronix	7,266,240
	Analytical Instruments
90,000	Trimble Navigation (a)	3,032,100
	GPS-Based Instruments
		17,690,440
	Radio - 1.2%
505,900	Salem Communications (a)	9,328,796
	Radio Stations for Religious Programming
515,000	Spanish Broadcasting (a)	3,697,700
	Spanish Language Radio Stations
260,000	Cumulus Media, Cl. A (a)	3,247,400
	Radio Stations in Small Cities
71,700	Saga Communications (a)	953,610
	Radio Stations in Small & Mid-sized Cities
		17,227,506
	Computer Services - 0.5%
753,000	RCM Technologies (a)(c)	4,525,530
	Technology Engineering Services
705,500	AnswerThink Consulting (a)	2,751,450
	IT Consultant Offering Best Practices Benchmarking
141,800	Analysts International (a)	375,770
	Technology Staffing Services
		7,652,750
	Internet - 0.5%
355,000	ValueClick (a)	6,066,950
	Internet Advertising
310,000	Skillsoft Publishing (a)	1,419,800
	Provider of Web-Based Learning Solutions (E-Learning)
		7,486,750
	TV/Satellite Broadcasting - 0.5%
900,000	Entravision Communications (a)	7,083,000
	Spanish Language TV, Radio & Outdoor

	Television Programming - 0.4%
434,400	Lions Gate Entertainment (a)	4,144,176
	Film & TV Studio
138,500	Gray Television	1,466,715
	Mid Market Affiliated TV Stations
		5,610,891
	Contract Manufacturing - 0.3%
220,000	Plexus (a)	3,759,800
	Electronic Manufacturing Services

	Electronics Distribution - 0.2%
40,000	CDW	2,356,800
	Technology Reseller
	Information - Total	363,904,431

	Consumer Goods/Services - 17.3%
	Retail - 6.0%
345,000	Abercrombie & Fitch	17,198,250
	Teen Apparel Retailer
430,000	Petco Animal Supplies (a)	9,098,800
	Pet Supplies & Services

2

230,000	Chico’s FAS (a)	8,464,000
	Women’s Specialty Retail
365,750	Aeropostale (a)	7,772,188
	Mall Based Teen Retailer
265,000	Ann Taylor (a)	7,035,750
	Womens Apparel Retailer
190,000	Michaels Stores	6,281,400
	Craft & Hobby Specialty Retailer
163,000	Genesco (a)	6,070,120
	Multi-Concept Branded Footware Retailer
198,000	Zale Corp (a)	5,381,640
	Specialty Retailer of Jewelry
339,150	Christopher & Banks	4,704,011
	Women’s Apparel Retailer
130,000	Sports Authority (a)	3,827,200
	Sporting Goods Store
530,000	Restoration Hardware (a)	3,349,600
	Home Furnishing Retailer
141,200	Brookstone (a)	2,815,528
	Specialty Cosumer Product Retailer
150,000	Gaiam (a)	1,548,000
	Healthly Living Catalogs & E-Commerce
		83,546,487
	Consumer Services - 4.7%
972,000	ITT Educational Services (a)	47,968,200
	Technology Oriented Post Secondary Degree Programs
390,000	Coinstar (a)	7,218,900
	Owner/Operator of Coin Counting Machines
426,500	Central Parking	6,376,175
	Owner, Operater & Manager of Parking Lots & Garages
80,000	Weight Watchers (a)	4,126,400
	Weight Loss Program
		65,689,675
	Apparel - 2.2%
424,000	Coach (a)	13,296,640
	Designer & Retailer of Branded Leather Accessories
254,200	Oxford Industries	11,469,504
	Branded & Private Label Apparel
195,000	Steven Madden (a)	4,469,400
	Wholesaler/Retailer of Fashion Footware
20,200	Carter’s (a)	1,147,360
	Children’s Branded Apparel
		30,382,904
	Entertainment/Leisure Products - 2.0%
366,300	International Speedway Motors	19,219,761
	Largest Motorsport Racetrack Owner & Operator
390,000	Callaway Golf	5,885,100
	Premium Golf Clubs & Balls
45,000	Speedway Motorsports	1,634,850
	Motorsport Racetrack Owner & Operator
10,400	Polaris Industries	515,320
	Leisure Vehicles & Related Products
		27,255,031
	Furniture & Textiles - 1.1%
100,000	HNI	6,022,000
	Office Furniture & Fireplaces
110,000	Herman Miller	3,333,000
	Office Furniture
84,000	American Woodmark	2,822,400
	Kitchen Cabinet Manufacturer
33,000	Mohawk Industries (a)	2,648,250
	Carpet & Flooring
		14,825,650
	Non-Durables - 0.9%
144,000	Scotts Company	12,661,920
	Consumer Lawn & Garden Products
100,000	Prestige Brands (a)	1,232,000
	OTC, Household & Personal Care Products
		13,893,920
	Casinos - 0.2%
186,700	Alliance Gaming (a)	2,025,695
	Diversified Gaming Company

3

Number of Shares or Principal Amount		Value*
	Food - 0.1%
62,000	NBTY (a)	1,457,000
	Vitamins & Supplements

	Restaurants - 0.1%
53,300	Sonic (a)	1,453,102
	Drive-in Restaurants
	Consumer Goods/Services - Total	240,529,464

	Energy/Minerals - 14.7%
	Oil Services - 7.7%
1,065,000	Chicago Bridge & Iron	33,110,850
	Engineering & Construction for Petrochemicals & LNG
490,700	FMC Technologies (a)	20,663,377
	Oil & Gas Well Head Manufacturer
580,000	Pride International (a)	16,535,800
	Offshore Drilling Contractor
1,231,000	Newpark Resources (a)	10,365,020
	Drilling Fluid Services to Oil & Gas Industry
142,500	Carbo Ceramics	9,403,575
	Natural Gas Well Stimulants
625,000	Hanover Compressor (a)	8,662,500
	Natural Gas Compressor Rental
266,800	Pioneer Drilling (a)	5,207,936
	Oil & Gas Well Driller
205,000	Key Energy Services (a)	3,023,750
	Oil & Gas Well Workover Services
		106,972,808
	Oil/Gas Producers - 4.2%
430,000	Ultra Petroleum (a)	24,458,400
	Natural Gas Producer
296,000	Western Gas	15,164,080
	Oil Producer & Coal Seam Gas Producer
195,000	Quicksilver Resources (a)	9,319,050
	Natural Gas & Coal Seam Gas Producer
96,800	Southwestern Energy (a)	7,105,120
	Oil & Gas Exploration/Production
450,000	Vaalco Energy (a)	1,818,000
	Oil & Gas Producer
71,500	McMoRan Exploration (a)	1,389,960
	Natural Gas Producers & LNG Developer
		59,254,610
	Distribution/Marketing/Refining - 2.8%
416,000	Equitable Resources	16,248,960
	Natural Gas Producer & Utility
460,000	Oneok	15,649,200
	Natural Gas Utility, Marketing & Processing
231,000	Atmos Energy	6,525,750
	Natural Gas Utility
		38,423,910
	Energy/Minerals - Total	204,651,328

	Health Care - 12.6%
	Services - 5.6%
866,000	Lincare Holdings (a)	35,549,300
	Home Health Care Services
172,473	Coventry Health Care (a)	14,836,127
	PPO Network
405,000	Serologicals (a)	9,136,800
	Blood Collection & Antibody Production
481,800	NDCHealth Group	9,115,656
	Health Claims Processing & Drug Marketing Services
200,000	Charles River Laboratories (a)	8,724,000
	Pharmaceutical Research
		77,361,883
	Medical Equipment - 3.8%
412,000	Edwards Lifesciences (a)	18,296,920
	Heart Valves
246,300	Diagnostic Products	12,987,399
	Immunodiagnostic Kits
190,000	Arrow International	5,358,000
	Disposable Catheters
137,227	Advanced Medical Optics (a)	5,207,765
	Medical Devices for Eye Care
93,500	Orthofix International (a)	4,076,600
	Bone Fixation & Stimulation Devices
125,450	Intermagnetics General (a)	3,505,073
	MRI Equipment

4

Number of Shares or Principal Amount		Value*
115,700	ICU Medical (a)	3,327,532
	Intravenous Therapy Products
		52,759,289
	Biotechnology/Drug Delivery - 2.2%
260,600	Neurocrine Biosciences (a)	12,818,914
	Drugs for Sleep, Diabetes, MS & Endometriosis
350,000	AtheroGenics (a)	5,610,500
	Drugs for Atherosclerosis
270,000	Nektar Therapeutics (a)	4,576,500
	Drug Delivery Technologies
372,500	Ligand Pharmaceuticals (a)	3,775,846
	Drugs for Pain, Cancer, Osteoporosis, & Diabetes
400,000	Lexicon Genetics (a)	1,592,000
	Drug Discovery
50,000	Momenta Pharmaceuticals (a)	1,362,500
	Sugar Analysis Technology for Drug Design
250,000	Locus Discovery, Series D Pfd. (a)(b)	500,000
	High Throughput Rational Drug Design
		30,236,260
	Pharmaceuticals - 0.6%
315,500	Par Pharmaceuticals (a)	8,398,610
	Generics

	Medical Supplies - 0.4%
100,700	Techne (a)	5,737,886
	Cytokines, Antibodies, Other Reagents For Life Sciences
	Health Care - Total	174,493,928

	Industrial Goods/Services - 9.9%
	Machinery - 4.3%
486,000	Esco Technologies (a)	24,334,020
	Automatic Electric Meter Readers
365,100	Nordson	13,889,405
	Dispensing Systems for Adhesives & Coatings
298,000	Pentair	10,877,000
	Pumps, Water Treatment & Tools
210,000	Ametek	9,023,700
	Aerospace/Industrial Instruments
50,000	Kaydon	1,420,500
	Specialized Friction & Motion Control Products
		59,544,625
	Industrial Goods - 2.7%
432,188	Genlyte Group (a)	20,779,599
	Commercial Lighting Fixtures
165,300	Mine Safety Appliances	6,397,110
	Safety Equipment
196,000	Clarcor	5,629,120
	Mobile & Industrial Filters
144,000	Donaldson	4,396,320
	Industrial Air Filtration
		37,202,149
	Construction - 0.9%
191,400	Florida Rock Industries	12,266,826
	Concrete & Aggregates

	Industrial Distribution - 0.6%
100,000	Aviall (a)	3,378,000
	Aircraft Replacement Parts Distributor
113,000	Nuco2 (a)	2,909,750
	Bulk CO2 Gas Distribution to Restaurants
50,000	Airgas	1,481,500
	Industrial Gas Distributor
		7,769,250
	Specialty Chemicals & Industrial Materials - 0.6%
407,500	Spartech	7,962,550
	Plastics Distribution & Compounding

	Outsourcing Services - 0.4%
450,000	Quanta Services (a)	5,742,000
	Electrical & Telecom Construction Services

	Logistics - 0.3%
130,000	Forward Air	4,789,200
	Freight Transportation Between Airports

	Steel - 0.1%
75,000	Gibraltar Industries	1,715,250
	Steel Processing

5

Number of Shares or Principal Amount		Value*
	Industrial Services - 0.0%
31,400	Clark	528,462
	Executive Compensation & Benefits Consulting
	Industrial Goods/Services - Total	137,520,312

	Finance - 7.4%
	Insurance - 3.0%
670,500	HCC Insurance Holdings	19,129,365
	Specialty Insurance
36,500	Markel (a)	12,063,250
	Specialty Insurance
138,000	Leucadia National	5,947,800
	Insurance Holding Company
35,000	Philadelphia Consolidated Holding (a)	2,971,500
	Specialty Insurance
77,000	United America Indemnity (a)	1,412,950
	Specialty Insurance
		41,524,865
	Finance Companies - 2.3%
1,135,400	AmeriCredit (a)	27,101,998
	Auto Lending
217,100	World Acceptance (a)	5,516,510
	Personal Loans
		32,618,508
	Banks/Savings & Loans - 1.2%
317,000	TCF Financial	8,479,750
	Great Lakes Bank
131,875	Chittenden	3,496,006
	Vermont & Western Massachusetts Bank
85,200	Anchor Bancorp Wisconsin	2,511,696
	Wisconsin Thrift
45,000	Greene County Bancshares	1,164,600
	Tennessee Bank
20,000	First Financial BankShares	696,600
	West Texas Bank
30,000	West Bancorporation	555,600
	Des Moines Commercial Bank
		16,904,252
	Money Management - 0.9%
321,000	SEI Investments	12,063,180
	Mutual Fund Administration & Investment Management
	Finance - Total	103,110,805

	Other Industries - 1.5%
	Transportation - 0.5%
361,700	Heartland Express	7,356,978
	Regional Trucker

	Regulated Utilities - 0.5%
345,000	Northeast Utilities	6,882,750
	Regulated Electric Utility

	Waste Management - 0.3%
122,800	Waste Connections (a)	4,307,824
	US Garbage Collection & Disposal

	Real Estate - 0.2%
100,000	Crescent Real Estate Equities	2,051,000
	Class A Office Buildings
25,000	Highland Hospitality	256,500
	Hotel Owner
8,500	American Campus Communities	204,170
	Student Housing/Apartments
		2,511,670
	Other Industries- Total	21,059,222

Total Common Stocks - 89.5% (Cost:$783,984,880)		1,245,269,490

Short-Term Obligations - 10.6%
$59,000,000	Countrywide Financial 3.75% - 3.80% Due 10/04/05 - 10/06/05	58,975,319
40,000,000	HSBC Bank 3.75% Due 10/03/05	39,991,667
30,000,000	American General Finance 3.78% Due 10/05/05	29,987,400
16,000,000	Citigroup Funding 3.80% Due 10/07/05	15,989,867

6

Number of Shares or Principal Amount		Value*
2,768,000	Repurchase Agreement with State Street Bank & Trust Dated 9/30/05, Due 10/03/05 at 3.60% Collateralized by Federal Home Loan Mortgage Association Notes, Maturing 8/03/15 Market Value $2,823,614 (Repurchase proceeds: $2,768,830)	2,768,000
(Amortized Cost $147,712,253)		147,712,253

Total Investments (Cost:$931,697,133)- 100.1% (d)		1,392,981,743

Cash and Other Assets Less Liabilities - (0.1)%		(1,279,433)

Total Net Assets - 100%		$1,391,702,310

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities prinicpally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced.

If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement.

The Fund’s investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest.

In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(a) Non-income producing security.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith under consistently applied procedures as established by and under the general supervision of the Board of Trustees.  At September 30, 2005, these securities amounted to $666,416 which represents 0.05% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value

Sensable Technologies, Series C Pfd.	4/4/2000	301,205	$1,000,000	$150,603
Sensable Technologies, Common	6/28/2004	1,581,292	0	15,813
Locus Discovery, Series D Pfd.	09/05/2001	250,000	1,000,000	$500,000
			$2,000,000	$843,373

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares.  On September 30, 2005, the Fund held five percent or more of the outstanding voting securities of the following companies:

RCM Technologies	6.60%

The aggregate cost and value of these companies at September 30, 2005, was $5,474,962 and $4,525,530 respectively. Investments in affiliated companies represent 0.33% of total net assets at September 30, 2005. The change in unrealized gain (loss) in affiliated companies amounted to $1,332,810 during the three months ended September 30, 2005. There was no other investment activity during the period.

(d) At September 30, 2005, for federal income tax purposes cost of investments was $931,697,133 and net unrealized appreciation was $461,284,610 consisting of gross unrealized appreciation of $504,334,283 and gross unrealized depreciation of $(43,049,673).

7

WANGER INTERNATIONAL SMALL CAP ADVISORS STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2005

Number of Shares or Principal Amount		Value*
Common Stocks and Other Equity-Like Securities - 95.1%
	Europe - 65.7%
	United Kingdom/Ireland - 23.2%
884,241	Anglo Irish Bank (Ireland)	12,045,499
	Small Business & Middle Market Banking
1,114,000	Paragon Group	10,437,599
	Buy-to-Let Finance Company
450,000	Exel	9,743,196
	Global Logistics & Freight Forwarding
2,150,000	United Drug (Ireland)	8,635,755
	Irish Pharmaceutical Wholesaler & Outsourcer
2,100,000	Metal Bulletin	8,582,982
	Publisher - Metals & Finance Journals
588,300	IAWS (Ireland) (a)	8,529,389
	Manufacturer of Baked Goods
1,600,000	Charles Taylor Group	8,040,501
	Insurance Services
811,700	Expro International	7,831,773
	Offshore Oil Field Services
1,700,000	Tullow Oil	7,797,495
	Oil & Gas Producer
335,000	Intermediate Capital	7,265,548
	European Provider of Mezzanine Capital
700,000	William Hill	7,201,970
	Betting Services
600,000	Kensington	6,971,411
	Non-Conforming Mortgage Company
350,000	Northgate	6,970,224
	Light Commercial Vehicle Rental Specialist
840,000	International Greetings	6,941,441
	Private Label Greeting & Wrapping Products
1,429,100	Workspace Group	6,673,966
	Real Estate
650,000	Grafton Group (Ireland)	6,565,157
	Building Materials Wholesaling & DIY Retailing
1,100,000	Bloomsbury Publishing	6,451,326
	Publishing
800,000	Ulster Television	6,444,155
	Television & Radio Station Operator
845,000	Vitec Group	5,291,944
	Supports for Lighting & Cameras
500,000	Spectris	5,072,184
	Electronic Instruments & Controls
275,000	Paddy Power (Ireland)	4,842,096
	Betting Services
610,000	Business Post Group	4,828,731
	Parcel & Express Mail Service
300,000	Depfa Bank (Ireland)	4,814,750
	International Public Sector Finance
1,350,000	Taylor Nelson	4,760,947
	Market Research
1,550,000	Cobham	4,331,227
	Aerospace Components
1,167,000	Debt Free Direct Group(a)	4,118,813
	Consumer Debt Reduction & Management Solutions
1,800,000	Begbies Traynor	4,048,116
	Financial Restructuring & Corporate Recovery Services
150,000	Kerry Group (Ireland)	3,509,062
	Consumer Foods & Food Ingredients
500,000	Care UK	3,406,987
	Nursing Homes & Health Care Services

Number of Shares or Principal Amount		Value*
225,000	Viridian	3,152,000
	Northern Ireland Electric Utility
200,000	Cambridge Antibody (a)	2,626,012
	Leader in Human Monoclonal Antibodies
850,000	RPS Group	2,307,679
	Environmental Consulting & Planning
350,000	Offshore Hydrocarbon Mapping(a)	376,611
	Exploration Technology Contractor
		200,616,546
	France/Belgium - 9.1%
38,000	Vallourec	18,549,846
	Steep Pipe for Oil Wells & Pipelines
270,000	April Group	9,580,200
	Insurance Policy Construction
148,000	Iliad	8,211,938
	High Speed Internet Service Provider
100,000	Imerys	7,426,795
	Industrial Minerals Producer
350,000	SES Global	5,494,203
	Satellite Broadcasting Services
55,000	Neopost	5,334,565
	Postage Meter Machines
43,354	Ciments Francais	5,027,376
	Leading French & Emerging Markets Cement Producer
90,000	Norbert Dentressangle	4,973,660
	Transport
88,769	Carbone Lorraine	4,114,988
	Advanced Industrial Materials
42,000	Bacou Dalloz	4,079,598
	Safety Equipment
61,000	Omega Pharma (Belgium)	3,444,677
	OTC Products, Pharmacy & Dental Supplies
178,000	Cerep (a)	2,014,995
	Health Care
2,310	Rubis	188,602
	Tank Storage & LPG Supplier
		78,441,443
	Germany/Austria - 8.5%
90,000	Wincor Nixdorf	8,661,652
	Retail POS Systems & ATM Machines
157,000	Bilfinger Berger	8,421,155
	Construction & Related Services
68,000	Rational	7,229,540
	Commercial Oven Manufacturer
163,000	GFK	6,142,973
	Market Research Services
113,072	Grenke Leasing	5,773,902
	Financing for IT Equipment
150,000	Rhoen Klinikum Pfd.	5,767,498
	Hospital Management
155,000	Hugo Boss Designs	5,403,875
	Fashion Apparel
322,000	Deutsche Beteiligung	5,339,395
	Private Equity & Investment Management
383,000	Takkt	4,190,872
	Mail Order Retailer of Office & Warehouse Durables
90,000	CTS Eventim (a)	4,166,121
	Event Ticket Sales
90,000	Masterflex	4,000,589
	Specialty Hoses for Industrial & Medical Use

Number of Shares or Principal Amount		Value*
75,000	Vossloh	3,944,892
	Rail Infrastructure & Diesel Locomotives
100,000	Wienerberger (Austria)	3,944,318
	Bricks & Clay Roofing Tiles
		72,986,782
	Netherlands - 8.6%
179,800	Smit International	11,670,304
	Harbor & Offshore Towage & Marine Services
378,076	Fugro	11,407,938
	Survey & GPS Services
99,000	Koninklijke Ten Cate	10,714,124
	Advanced Textiles & Industrial Fabrics
236,100	United Services Group	8,070,466
	Temporary Staffing Services
105,000	OPG Groep	7,983,483
	Healthcare Supplies & Pharmacies
142,509	Aalberts Industries	7,546,741
	Flow Control & Heat Treatment
143,900	Sligro Food Group	5,702,309
	Food Service & Wholesaling
163,000	IM Tech	5,487,074
	Technical Engineering
310,000	Unit 4 Aggresso(a)	5,273,642
	Business & Security Software
		73,856,081
	Switzerland - 3.7%
10,400	Sika	7,930,001
	Chemicals for Construction & Industrial Application
25,000	Kuehne & Nagel	6,187,491
	Freight Forwarding/Logistics
8,000	Geberit International	5,824,366
	Plumbing Supplies
82,326	Amazys	4,893,854
	Instruments/Software For Color Management
6,000	Givaudan	3,845,397
	Industrial Fragrances & Flavors
39,410	BKW Energie	2,832,108
	Electric Utility
		31,513,217
	Sweden - 3.3%
457,200	Hexagon	11,263,451
	Measurement Equipment & Polymers
369,000	Sweco (a)	8,519,019
	Nordic Infrastructure/Environment Consulting
3,091,200	Biotage(a)	3,903,044
	Discovery Chemistry (Microwaves & Purification)
231,000	Nobia	3,887,525
	Kitchen Cabinet Manufacturing & Distribution
105,392	Medicover(a)	1,206,605
	Central European Health Clinics
		28,779,644
	Italy - 2.4%
100,000	Amplifon	6,948,630
	Hearing Aid Retailer
573,000	Granitifiandre	5,306,223
	Innovative Stoneware
500,000	Davide Campari	3,752,865
	Spirits & Wine
130,000	Sabaf	2,655,745
	Supplier to White Goods OEMS
1,533,201	Ducati Motor(a)	2,205,838
	Motorcycles & Related Merchandise
		20,869,301

Number of Shares or Principal Amount		Value*
	Spain/Portugal - 1.2%
230,000	Red Electrica	6,569,489
	Spanish Power Grid
76,000	Bankinter	3,948,569
	Mortgage Lender
		10,518,058
	Finland - 1.1%
480,000	Sponda	5,091,641
	Office & Warehouse Property Company
122,000	Jaakko Poyry	4,224,744
	Engineering Consultants in Forestry, Energy
78,500	Sysopen Oyj	396,646
	Software for Smart Phones
		9,713,031
	Russia- 1.0%
213,000	RBC Information Systems(a)	4,686,000
	Financial Information, Media, & IT Services
107,000	Mechel Steel Group	3,903,360
	Coking Coal
		8,589,360
	Denmark - 0.8%
80,000	Novozymes	4,125,230
	Industrial Enzymes
10,500	Kobenhavns Lufthavne	2,628,302
	Copenhagen Airport Manager
		6,753,532
	Czech Republic - 0.8%
46,200	Komercni Banka	6,733,720
	Leading Czech Universal Bank

	Greece - 0.7%
380,000	Intralot	5,927,694
	Lottery & Gaming Systems & Services

	Norway - 0.7%
305,000	Ekornes	5,887,441
	Niche Furniture Manufacturer

	Poland - 0.6%
132,000	Central Euro Distribution(a)	5,621,880
	Spirits & Wine Distribution
	Europe - Total	566,807,730

	Asia - 16.0%
	Japan - 6.9%
121,000	Ito En	5,670,366
	Bottled Tea & Other Beverages
124,000	Daito Trust Construction	5,448,577
	Apartment Builder
253,000	Park 24	5,418,657
	Parking Lot Operator
103,000	Hogy Medical	5,369,474
	Disposable Surgical Products
230,000	Sato	5,309,110
	Bar Code Printers & Supplies
250,000	Ushio	5,074,373
	Industrial Light Sources
137,000	Meitec	4,388,537
	R&D Staffing Services
160,000	Shimano	4,332,150
	Bicycle Components & Fishing Tackle

Number of Shares or Principal Amount		Value*
4,800	Jupiter Telecommunications(a)	4,156,988
	Largest Cable Service Provider in Japan
162,500	Ain Pharmaciez	3,515,928
	Dispensing Pharmacy/Drugstore Operator
265,900	Toyo Technica	2,987,082
	Value Added Reseller of Imported Instrumentation
130,000	As One	2,751,947
	Scientific Supplies Distributor
470,400	Hiroshima Bank	2,522,014
	Regional Bank
195,000	Fukuoka Bank	1,402,341
	Regional Bank
180,000	Bank of Yokohama	1,371,503
	Regional Bank
		59,719,047
	Taiwan - 3.6%
5,861,300	Phoenixtec Power	5,742,189
	Uninterruptable Power Supplies
2,099,159	Advantech	5,261,001
	Embedded Computers
4,332,900	Taiwan Fu Hsing	4,787,041
	Door Lock Manufacturer
1,726,222	Wah Lee Industrial	3,172,893
	Distributor of Chemicals, Materials & Equipment
1,736,339	Springsoft Systems	2,919,250
	Electronic Design Automation Software
624,243	Novatek Microelectronics	2,739,239
	LCD Related IC Designer
3,485,900	Chicony Electronics	2,318,511
	PC Power Supplies & Keyboards
268,300	ASE Test(a)	1,682,241
	Semiconductor Packaging & Test Services
2,530,000	Bank of Kaohsiung	1,582,219
	Commerical Banking
1,072,022	Sunplus Technology	986,124
	Fabless Semiconductor Designer
		31,190,708
	Hong Kong/China - 2.5%
2,000,000	Hong Kong Exchanges & Clearing	6,872,663
	Hong Kong Equity & Derivatives Operator
2,000,000	Techtronic Industries	5,101,255
	Power Tools & Motorized Appliances
9,070,000	Global Bio-Chem Technology Group (China)	4,128,725
363,000	Global Bio-Chem Technology Group Warrants (China) (a)	2,106
	Refiner of Corn-Based Commodities
11,000,000	Linmark	3,545,139
	Sourcing of Consumer Goods
7,819,000	Ngai Lik Industrial	990,378
	Consumer Electronics Manufacturer
11,780,000	Lerado Group	942,245
	Baby Strollers & Infant Car Seats Manufacturer
		21,582,511
	Singapore - 1.0%
6,000,000	Comfort Del Gro	5,335,793
	Taxi & Mass Transit Service
6,500,000	LMA International(a)	2,962,356
	Medical Equipment & Supplies
		8,298,149
	India - 0.8%
300,000	Housing Development Finance	7,116,387
	Premier Mortgage Lender in India

Number of Shares or Principal Amount		Value*
	South Korea - 0.6%
205,000	S&T	5,049,889
	Power Plant Related Machinery

	Indonesia - 0.6%
12,000,000	PT Perusahaan Gas Negara	4,877,766
	Gas Pipeline Operator
	Asia - Total	137,834,457

	Other Countries - 7.2%
	Canada - 4.3%
823,500	Major Drilling Group(a)	12,020,604
	Mining Exploration Driller
1,000,000	Kinross Gold(a)	7,690,320
	Gold Mining
500,000	Shawcor	7,431,967
	Oil & Gas Pipeline Products
1,000,000	Northern Orion Resources(a)	2,936,617
	Mining of Copper & Gold in Argentina
120,000	Enerflex Systems	2,831,554
	Natural Gas Compressor
3,175,000	Main Street Equity, Conv., 7.250%, 9/30/11 (a)(b)	2,288,011
17,000	Main Street Equity(a)	76,567
	Canadian Multi-Family Real Estate
250,000	Ivanhoe Mines(a)	2,109,886
	Copper Mining in Mongolia
		37,385,526
	Australia/New Zealand - 2.3%
600,000	Billabong International	5,977,218
	Action Sports Apparel Brand Manager
1,300,000	Sky City Entertainment (New Zealand)	4,338,302
	Casino/Entertainment Complex
70,000	Perpetual Trustees	3,618,987
	Australian Mutual Fund Manager
750,000	ABC Learning Center	3,588,489
	Childcare Centers
1,009,500	Pacific Brands	2,203,530
	Australian Branded Apparel
		19,726,526
	South Africa - 0.6%
1,000,000	Edgars Consolidated Stores	4,989,001
	Leading Retail Conglomerate
	Other - Total	62,101,053

	Latin America - 6.2%
	Brazil - 3.1%
215,000	Natura Cosmeticos	8,605,802
	Direct Retailer of Cosmetics
100,000	America Latina Logistics	3,980,211
	Rail Operator in Brazil & Argentina
2,260,000	Caemi	3,598,111
	Iron Ore/Kaolin Producer
330,000	Porto Seguro(a)	3,287,385
	Auto & Life Insurance
471,700	Suzano	2,662,395
	Pulp & Paper Producer
135,000	Ultrapar	2,304,138
	Specialty Chemicals & Liquid Propane Gas Distribution
127,900	Obrascon Huarte(a)	1,328,756
	Tollroads

Number of Shares or Principal Amount		Value*
50,000	Diagnosticos(a)	784,799
	Medical Diagnostic Services
		26,551,597
	Mexico - 2.1%
240,000	Grupo Aeroportaurio Del Sureste	9,576,000
	Cancun & Cozumel Airport Operator
600,000	URBI Desarrollo(a)	4,457,382
	Affordable Housing Builder
1,000,000	Consorcio ARA	3,797,585
	Affordable Housing Builder
		17,830,967
	Chile - 1.0%
47,000	Sociedad Quimica Y Minera de Chile	5,933,280
	Producer of Specialty Fertilizers, Lithium & Iodine
100,000	CorpBanca	2,989,000
	Chilean Local Bank
		8,922,280
	Latin America - Total	53,304,844

Total Common Stocks and Other Equity-Like Securities - 95.1% (Cost:$576,852,362)		820,048,084

Short-Term Obligations - 5.0%
$20,000,000	American Express Credit Corp., 3.70%, Due 10/03/05	19,995,889
20,000,000	Citigroup Funding, 3.84%, Due 10/04/05	19,993,600
3,438,000	Repurchase Agreement with State Street Bank & Trust Dated 9/30/05, Due 10/03/05 at 3.60% collateralized by Federal Home Loan Mortgage Association Notes, Maturing 8/03/15 Market Value $3,510,710 (Repurchase proceeds: $3,439,031)	3,438,000
(Amortized Cost:$43,427,489)		43,427,489

Total Investments (Cost:$620,279,851) - 100.1% (c)(d)		863,475,573

Cash and Other Assets Less Liabilities - (0.1%)		(594,192)

Total Net Assets - 100%		$862,881,381

Notes to Statement of Investments:

* Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities prinicpally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced.

If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement.

The Fund’s investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest.

In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropiate.

(a) Non-income producing security.

(b) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued in good faith under consistently applied procedures as established by and under the general supervision of the Board of Trustees. At September 30, 2005, this security amounted to $2,288,011 which represents 0.3% of net assets.

Additional information on this security is as follows:

Security	Acquisition Date	Par		Cost	Value
Mainstreet Equity Conv., 7.25% 9/30/11	10/8/2004	CAD$	3,175,000	$2,527,263	$2,288,011

CAD Canadian Dollar

(c) At September 30, 2005, cost for federal income tax purposes is $620,279,851.  The net unrealized appreciation was $243,195,722 consisting of gross unrealized appreciation of $261,736,617 and gross unrealized depreciation of $18,540,895.

(d) On September 30, 2005, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro Dollars	321,254,095	37.3
British Pounds	151,674,838	17.6
Japanese Yen	59,719,047	6.9
Other Currencies less than 5% of total net assets	330,827,593	38.3
	$863,475,573	100.1%

WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2005

Number of Shares or Principal Amount		Value*
Common Stocks - 99.7%
	Europe - 62.3%
	United Kingdom/Ireland - 23.4%
130,000	Anglo Irish Bank (Ireland)	1,770,914
	Small Business & Middle Market Banking
103,000	Exel	2,230,109
	Global Logistics & Freight Forwarding
68,500	Depfa Bank (Ireland)	1,099,368
	International Public Sector Finance
85,300	IAWS (Ireland)	1,236,711
	Manufacturer of Baked Goods
220,000	Compass Group	800,604
	International Concession & Contract Caterer
55,000	Grafton Group (Ireland)	555,513
	Building Materials Wholesaling & DIY Retailing
18,000	Kerry Group (Ireland)	421,087
	Consumer Foods & Food Ingredients
45,000	British Sky Broadcasting	445,035
	Digital Satellite Broadcasting
80,000	William Hill	823,082
	UK Betting Services
20,000	Intermediate Capital	433,764
	European Provider of Mezzanine Capital
110,000	Cobham	307,377
	Aerospace Components
		10,123,564
	France/Belgium - 13.6%
17,300	Neopost	1,677,963
	Postage Meter Machines
100,000	SES Global	1,569,773
	Satellite Broadcasting Services
15,000	Imerys	1,114,019
	Industrial Minerals Producer
17,600	Belgacom (Belgium)	597,278
	Telecom Service Provider
11,000	Essilor International	911,568
	Eyeglass Lenses
		5,870,601
	Switzerland - 12.0%
5,550	Kuehne & Nagel	1,373,623
	Freight Forwarding/Logistics
7,500	Swatch Group	1,034,048
	Watch & Electronics Manufacturer
1,100	Geberit International	800,850
	Plumbing Supplies
5,700	Synthes	667,140
	Products for Orthopedic Surgery
1,300	Schindler	505,910
	Elevator Manufacturer & Service Provider
630	Givaudan	403,767
	Industrial Fragrances & Flavors
5,500	BKW Energie	395,245
	Electric Utility
		5,180,583
	Czech Republic - 3.1%
9,360	Komercni Banka	1,364,234
	Leading Czech Universal Bank

	Germany - 2.9%
7,500	Deutsche Boerse	717,242
	Trading, Clearing & Settlement Services for Financial Markets
14,000	Rhoen Klinikum	538,300
	Hospital Management
		1,255,542

1

Number of Shares or Principal Amount		Value*
	Spain - 2.7%
41,000	Red Electrica	1,171,084
	Spanish Power Grid

	Norway - 2.5%
74,300	Den Norske Bank	766,055
	Largest Norwegian Bank
8,000	Orkla	303,527
	Food & Diversified Consumer Goods
		1,069,582
	Denmark - 1.1%
9,000	Novozymes	464,088
	Industrial Enzymes

	Sweden - 1.0%
27,000	Gambro	409,130
	Products/Services for Renal Care
	Europe - Total	26,908,408

	Asia - 22.7%
	Japan - 17.1%
28,000	Daito Trust Construction	1,230,324
	Apartment Builder
35,000	Shimano	947,658
	Bicycle Components & Fishing Tackle
25,200	Hoya (a)	856,268
8,400	Hoya	280,368
	Opto-Electrical Components & Eyeglass Lenses
17,400	Ito En	815,408
	Bottled Tea & Other Beverages
1,040	Jupiter Telecommunications (a)	900,681
	Largest Cable Service Provider in Japan
41,000	Ushio	832,197
	Industrial Light Sources
5,600	Funai Electric	497,085
	Consumer Electronics
110,000	Hiroshima Bank	589,757
	Regional Bank
55,000	Bank of Yokohama	419,070
	Regional Bank
		7,368,816
	Hong Kong/China - 3.8%
350,000	Hong Kong Exchanges & Clearing	1,202,716
	Hong Kong Equity & Derivatives Operator
1,000,000	Global Bio-Chem Technology Group (China)	455,207
	Refiner of Corn-Based Commodities
		1,657,923
	Singapore - 1.8%
900,000	Comfort Del Gro	800,369
	Taxi & Mass Transit Service
	Asia - Total	9,827,108

	Other Countries - 8.8%
	Canada - 6.0%
175,000	Kinross Gold (a)	1,345,806
	Gold Mining
24,900	Talisman Energy	1,219,697
	Oil & Gas Producer
		2,565,503
	Australia - 2.8%
190,000	Lion Nathan	1,216,951
	Beer Brewer/Distributor
	Other - Total	3,782,454

	Latin America - 5.9%
	Argentina - 5.9%
18,500	Tenaris	2,550,040
	Steel Pipe for Oil Wells & Pipelines
	Latin America - Total	2,550,040

2

Number of Shares or Principal Amount		Value*
Total Common Stocks - 99.7% (Cost:$29,968,963)		43,068,010
Short-Term Obligations - 1.6%
$712,000	Repurchase Agreement with State Street Bank & Trust Dated 9/30/05, Due 10/03/05 at 3.60% Collateralized by Federal Home Loan Mortgage Association Notes, Maturing 8/03/15 Market Value $726,750 (Repurchase proceeds: $712,214)	712,000

(Amortized Cost: $712,000)		712,000

Total Investments (Cost:$30,680,963) - 101.3% (b)(c)		43,780,010

Cash and Other Assets Less Liabilities - (1.3%)		(569,664)

Total Net Assets - 100%		$43,210,346

Notes to Statement of Investments:

* Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.

Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities prinicpally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced.

If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement.

The Fund’s investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest.

In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropiate.

(a) Non-income producing security.

(b) At September 30, 2005, cost for federal income tax purposes is $30,680,963.  The net unrealized appreciation was $13,099,047 consisting of gross unrealized appreciation of $14,606,867 and gross unrealized depreciation of $1,507,820.

(c) On September 30, 2005, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro Dollars	$13,380,818	31.0
Japanese Yen	7,368,816	17.1
Swiss Francs	5,180,583	12.0
British Pounds	5,039,973	11.6
U.S. Dollars	3,262,040	7.5
Canadian Dollars	2,565,503	5.9
Other Currencies less than 5% of total net assets	6,982,277	16.2
	$43,780,010	101.3%

3

WANGER SELECT STATEMENT OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2005

Number of Shares or Principal Amount		Value*
Common Stocks - 93.9%
	Consumer Goods/Services - 29.0%
	Retail - 11.8%
190,000	Safeway	4,864,000
	Retail Food & Drug Stores
75,000	Abercrombie & Fitch	3,738,750
	Teen Apparel Retailer
51,000	CostCo	2,197,590
	Warehouse Superstores
		10,800,340
	Consumer Services - 7.7%
94,000	ITT Educational Services(a)	4,638,900
	Technology Oriented Post Secondary Degree Services
47,600	Weight Watchers(a)	2,455,208
	Weight Loss Program
		7,094,108
	Leisure Vehicles - 3.5%
67,000	Harley-Davidson	3,245,480
	Motorcycles & Related Merchandise

	Apparel - 3.1%
92,000	Coach(a)	2,885,120
	Designer & Retailer of Branded Leather Accessories

	Entertainment - 2.2%
38,000	International Speedway Motors	1,993,860
	Largest Motorsport Racetrack Owner & Operator

	Travel - 0.7%
31,000	Expedia (a)	614,110
	Online Travel Services
	Consumer Goods/Services - Total	26,633,018

	Information - 28.1%
	Telecommunications Equipment - 6.0%
522,000	Tellabs(a)	5,491,440
	Telecommunications Equipment

	Television Programming/CATV - 4.5%
110,000	Discovery Holding (a)	1,588,400
	CATV Programming
48,102	Liberty Global, Series A (a)	1,302,602
48,102	Liberty Global, Series C (a)	1,238,627
	CATV Holding Company
		4,129,629
	Business/Consumer Software - 4.1%
291,000	Novell(a)	2,167,950
	Directory, Operating System & Identity Management Software
38,000	Avid Technology (a)	1,573,200
	Digital Nonlinear Editing Software & Systems
		3,741,150
	Internet - 3.8%
600,000	Skillsoft Publishing(a)	2,748,000
	Provider of Web-Based Learning Solutions (E-Learning)
31,000	IAC/Interactive Corp(a)	785,850
	Dominate Internet Middleman
		3,533,850

1

Number of Shares or Principal Amount		Value*
	Mobile Communications - 3.8%
140,000	American Tower(a)	3,493,000
	Communication Towers in USA & Mexico

	Instrumentation - 1.9%
70,000	Tektronix	1,766,100
	Analytical Instruments

	Electronics Distribution - 1.8%
29,000	CDW	1,708,680
	Technology Reseller

	Publishing - 1.8%
48,000	Tribune Company	1,626,720
	Newspapers & TV Stations

	Computer Services - 0.4%
101,800	AnswerThink Consulting(a)	397,020
	IT Integration & Best Practice Research
	Information - Total	25,887,589

	Finance - 14.8%
	Banks - 5.2%
115,000	TCF Financial	3,076,250
	Great Lakes Bank
57,000	Associated Banc-Corp	1,737,360
	Midwest Bank
		4,813,610
	Insurance - 5.2%
114,900	Conseco(a)	2,425,539
	Life, Long Term Care & Medical Supplement Insurance
7,100	Markel(a)	2,346,550
	Specialty Insurance
		4,772,089
	Money Management - 4.4%
48,100	SEI Investments	1,807,598
	Mutual Fund Administration & Investment Management
89,000	Janus Capital	1,286,050
	Manages Mutual Funds
25,000	Nuveen Investments	984,750
	Specialty Mutual Funds
		4,078,398
	Finance - Total	13,664,097

	Industrial Goods/Services - 9.8%
	Steel - 2.8%
121,200	Worthington Industries	2,548,836
	Steel Processing

	Logistics - 2.7%
43,000	Expeditors International of Washington	2,441,540
	International Freight Forwarder

	Outsourcing Services & Training - 2.2%
161,000	Quanta Services(a)	2,054,360
	Electrical & Telecom Construction Services

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Number of Shares or Principal Amount		Value*
	Industrial Goods - 2.1%
50,000	Mine Safety Appliances	1,935,000
	Safety Equipment
	Industrial Goods/Services - Total	8,979,736

	Health Care - 5.8%
	Services - 5.8%
31,640	Coventry Health Care(a)	2,721,673
	PPO Network
63,000	Lincare Holdings (a)	2,586,150
	Home Health Care Services
		5,307,823
	Health Care - Total	5,307,823

	Energy & Minerals - 4.4%
	Oil Services - 4.4%
107,000	Pride International(a)	3,050,570
	Offshore Drilling Contractor
24,000	FMC Technologies(a)	1,010,640
	Oil & Gas Well Head Manufacturer
		4,061,210
	Energy & Minerals - Total	4,061,210

	Other Industries - 2.0%
	Waste Management - 2.0%
65,000	Waste Connections	1,859,650
	US Garbage Collection & Disposal
	Other Industries - Total	1,859,650

Total Common Stocks - 93.9% (Cost:$68,581,458)		86,393,123

Short-Term Obligations - 7.8%
$7,161,000	Repurchase Agreement with State Street Bank & Trust Dated 9/30/05, Due 10/03/05 at 3.60% Collateralized by Federal Home Loan Mortgage Association Notes, Maturing 8/03/15 Market Value $7,309,894 (Repurchase proceeds: $7,163,148)	7,161,000
(Amortized Cost: $7,161,000)		7,161,000

Total Investments (Cost:$75,742,458) - 101.7% (b)		93,554,123

Cash and Other Assets Less Liabilities - (1.7%)		(1,599,658)

Total Net Assets - 100%		$91,954,465

Notes to Statement of Investments:

* Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily

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available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities prinicpally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced.

If a security is valued at “fair value”, that value may be different from the last quoted market price for the security.

The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement.

The Fund’s investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest.

In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(a) Non-income producing security.

(b) At September 30, 2005, cost for federal income tax purposes is $75,742,458. The net unrealized appreciation was $17,811,665, consisting of gross unrealized appreciation of $19,701,053  and gross unrealized depreciation of $1,889,388.

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Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 22, 2005

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 22, 2005